SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12.  SUBSEQUENT EVENTS

For the annual financial statements, subsequent events were evaluated from the balance sheet date of December 31, 2020 through the annual audited financial statements’ original issuance date of July 2, 2021.

In April 2021, the Company issued a convertible promissory note (the “convertible note”) for $25.0 million in principal. The convertible note bears interest at a rate of 10% per year and matures one year from the date of issuance. The convertible note will automatically convert to the Company’s common stock upon the occurrence of a “Qualified Financing” or the occurrence of a “Public Event”. A Qualified Financing consists of a sale of the Company’s equity securities for gross proceeds of at least $10.0 million. A Public Event is the closing of a merger or consolidation of the Company with a special purpose acquisition company or its subsidiary, or the first closing of the sale of shares of the Company’s common stock to the public in an initial public offering.

In May 2021, the Company entered into an agreement to lease office space in San Francisco, CA. The initial lease term is seven years from the commencement date of the lease as defined in the lease agreement. The lease commencement date is expected to be in January 2022. Total minimum lease payments under the lease agreement is $26.3 million. Base rent is payable monthly and escalates at the end of each lease year. The Company has an option to extend the term of the lease for a period of five years following the initial lease term at the then fair market value as of the commencement of the applicable option term. The lease will be accounted for as an operating lease under ASC 840.

In June 2021, the Company granted 2.8 million restricted stock units (“RSUs”) with a fair value of $24.94 per share. The RSUs will vest over a period of four years and contain a Liquidity Event Requirement that will be satisfied on the effective date of a Public Offering prior to December 31, 2021.

In June 2021, the Company approved a program that will grant 13.5 million shares of performance-based RSUs (“Founder Grants”) with a fair value of $80.5 million. The Founder Grants will contain a performance condition and six market conditions (each, a “market tranche”). The performance condition requires that the Company becomes a registered public company, and the market conditions require that the Company achieves certain valuation multiples as a registered public company. The six market tranches which will vest upon meeting both the performance condition as well as a market tranche condition. Stock based compensation expense related to the Founder Grants will be recognized over the derived service period of each market tranche.

On June 22, 2021, the Company entered into the Merger Agreement with Northern Genesis Acquisition Corp. II (“NGA”) and NG Merger Sub, Inc., which will result in NGA acquiring 100% of the Company’s issued and outstanding equity securities. The board of directors of both NGA and the Company have approved the proposed merger transaction. Completion of the transaction, which is expected to occur in the fourth quarter of 2021, is subject to approval of NGA stockholders and the satisfaction or waiver of certain other customary closing conditions. There is no assurance that the transaction will be consummated. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. In addition, in connection with the proposed merger, NGA has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 20,000,000 shares of its common stock in a financing that will result in net proceeds of $200.0 million upon the closing of the financing. The closing of the proposed merger is a precondition to the financing.